Note 4 - Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
Note 4. DEBT

On March 04, 2011, the Company signed an amendment to extend the term of the credit agreement with Wells Fargo Bank to August 21, 2014.  The amended credit agreement is a $12 million revolving credit facility.  The amended credit facility has an interest rate of three month LIBOR plus 375 basis points, plus other fees including annual maintenance and exam fees.  Substantially all assets of the Company are secured as collateral for this credit facility and the Company must maintain certain financial covenants including minimum book net worth, minimum net earnings, maximum capital expenditures and maximum compensation increases. The financial covenants were modified for 2011 to account for the investment which the Company is making into the Video Lottery market; however the financial covenants were to have returned to their original state for 2012 through 2014.  All cash dividends must be approved by the bank.  At December 31, 2011 and 2010, the Company had total outstanding bank debt of $1.1 million and $0.6 million, respectively, at a combined average interest rate of 4.25% and 5.3%, respectively. As of December 31, 2011 the Company had availability of $6.2 million in addition to the $1.1 million outstanding. Availability is 85% of eligible accounts receivable and 55% of eligible inventory less outstanding debt. All bank debt was originally due and payable on August 21, 2014.  See Note 13 regarding the subsequent bank amendment.